Stock-Based Compensation - Stock Based Compensation Expenses Related to Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 2,187	$ 3,421
Employee Stock Option
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	1,426	2,053
Employee and Non-employee RSUs
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	761	1,368
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	261	1,288
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,926	$ 2,133